Contract Acquisition Costs, net	12 Months Ended
Dec. 31, 2015
Contract Acquisition Costs, net
Note 11	Contract Acquisition Costs, net

Significant components of contract acquisition costs as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Conversion costs, net	$159,000	159,339
Payments for processing rights, net	88,811	76,966

Total	$247,811	236,305

Amortization expense related to contract acquisition cost for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in thousands)	2015	2014	2013
Amortization expense related to:
Conversion costs	$27,392	17,816	19,515
Payments for processing rights	17,039	16,209	13,099

The weighted average useful life for each component of contract acquisition costs, and in total, as of December 31, 2015 is as follows:

Weighted Average Amortization Period (Yrs)
Payments for processing rights	14.7
Conversion costs	12.3

Total	13.3

Estimated future amortization expense of conversion costs and payments for processing rights as of December 31, 2015 for the next five years is:

(in thousands)	Conversion Costs	Payments for Processing Rights
2016	$32,122	17,394
2017	29,148	15,978
2018	25,656	14,561
2019	21,149	12,277
2020	17,800	10,167